Segment Reporting	6 Months Ended
Jun. 30, 2011
Segment Reporting
Segment Reporting Disclosure [Text Block]

NOTE 13 - SEGMENT INFORMATION

The Company operates and the chief decision maker for the Company segregates the operations into five separate distinct reporting segments. These segments are the sperm bank division, the stem-cell division, and includes the minimal operating expenses of Proteoderm, the skin care products division, PRTMI, Thor and StromaCel.

Operating segment data for the six months ended June 30, 2011 is as follows:

	Stem-Cell/Thor	Proteoderm	Sperm Bank	PRTMI & PRTMI RD(1)	StromaCel/ XGen	Total
Sales	$ -	$ -	$11,979	$ -	$ -	$11,979
Cost of sales	$ -	$ -	$7,161	$ -	$ -	$7,161
Gross profit	$ -	$ -	$4,818	$ -	$ -	$4,818
Operating expenses	$312,262	$-	$38,087	$-	$-	$350,349
Depreciation and amortization	$19,189	$ -	$ -	$ -	$170,095	$189,284
Other income (expense)	($36,053)	($1,840)	$ -	($74)	($888)	($38,855)
Net (loss)	($367,054)	($1,840)	($33,269)	($74)	($170,983)	($573,670)
Segment assets	$306,738	$-	$206,341	$-	$3,005,004	$3,573,815
Fixed Assets, net of depreciation	$27,353	$ -	$ -	$ -	$ -	$27,353

(1)     PRTMI RD is a wholly-owned subsidiary of PRTMI.

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Operating segment data for the six months ended June 30, 2010 is as follows:

	Stem-Cell	Proteoderm	Sperm Bank	PRTMI & PRTMI RD(1)	StromaCel/ XGen	Total
Sales	$ -	$ -	$47,325	$ -	$ -	$47,325
Cost of sales	$ -	$ -	$2,112	$ -	$ -	$2,112
Gross profit	$ -	$ -	$45,213	$ -	$ -	$45,213
Operating expenses	$1,671,899	$18,188	$35,285	$2,100	$844	$1,728,316
Depreciation and amortization	$6,952	$ -	$ -	$ -	$ -	$6,952
Other income (expense)	($19,026)	$ -	$ -	$ -	$ -	($19,026)
Net income (loss)	($1,697,877)	($18,188)	$9,928	($2,100)	($844)	($1,709,081)
Segment assets	$71,862	($737)	$227,518	$2,900	$3,401,891	$3,703,434
Fixed Assets, net of depreciation	$36,503	$ -	$ -	$ -	$ -	$36,503